NOTE 7 - INCOME TAXES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Refundable Income Taxes	$ 69,585		$ 69,585
Deferred Income Tax Benefit	(281,702)	251,761
Deferred Tax Assets, Valuation Allowance	119,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Deferred Income Tax Benefit	282,000
custom:WriteOffInsuranceMember
Deferred Income Tax Benefit	$ 119,000